Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 28.6%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.2980%, 9/15/34ž,‡	$629,029	$612,992
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	831,128	835,316
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	41,996	41,060
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	41,746	40,645
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	388,915	357,109
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	122,831	115,784
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	254,430	253,235
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,497,524	1,491,088
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,065,396	1,053,563
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	215,431	198,699
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	1,220,050	1,223,785
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.6609%, 7/18/34ž,‡	278,000	278,063
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	102,561	101,832
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	508,000	508,558
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6136%, 4/21/31ž,‡	1,188,339	1,193,337
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	1,942,234	1,947,090
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	270,000	270,353
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	441,000	324,972
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6597%, 1/27/50ž,‡	483,710	422,717
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5869%, 1/27/50ž,‡	381,984	324,611
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5038%, 1/27/50ž,‡	563,509	467,101
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.6138%, 11/27/48ž,‡	131,000	120,689
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.5143%, 11/27/48ž,‡	259,000	235,414
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	257,862
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	1,447,000	1,387,086
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.6984%, 7/15/37ž,‡	1,174,000	1,174,931
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.9945%, 4/15/37ž,‡	1,351,000	1,355,646
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,289,000	1,354,726
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	1,046,239	998,063
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	309,000	287,296
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	614,000	571,267
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.1415%, 10/15/37ž,‡	184,755	184,407
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	848,000	843,423
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	762,341	755,709
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.8638%, 5/17/38ž,‡	193,215	192,308
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.1610%, 9/15/36ž,‡	1,043,000	1,032,434
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.8610%, 9/15/36ž,‡	1,096,000	1,083,046
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.8457%, 4/15/39ž,‡	981,729	964,977
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.0365%, 11/15/28ž,‡	1,158,226	1,152,418

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.7855%, 11/15/28ž,‡	$993,397	$978,648
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 6.5923%, 10/15/41ž,‡	1,680,000	1,680,668
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 8/15/39ž,‡	2,218,000	2,220,206
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 7.6865%, 8/15/39ž,‡	684,000	687,623
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.5879%, 7/16/29ž,‡	1,494,815	1,494,584
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	1,484,000	1,484,773
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 6.4266%, 10/19/37ž,‡	1,898,000	1,897,838
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.9786%, 8/15/41ž,‡	993,000	992,732
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 7.6277%, 8/15/41ž,‡	729,739	729,739
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7236%, 1/22/35ž,‡	1,312,000	1,312,259
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.2936%, 1/22/35ž,‡	500,944	501,784
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.7020%, 7/20/37ž,‡	1,500,000	1,506,359
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.3736%, 5/31/32ž,‡	777,000	779,993
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.7165%, 9/15/38ž,‡	1,282,000	1,284,405
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	134,918	128,953
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	1,132,822	1,064,699
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	415,619	382,287
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	1,014,864	1,020,364
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	2,995,882	3,035,870
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	23,479	23,369
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 2/25/50ž,‡	470,318	457,050
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 6.4969%, 10/26/37ž,‡	2,168,000	2,173,962
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.6841%, 7/17/37ž,‡	2,132,000	2,133,134
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1446%, 1/23/35ž,‡	383,807	384,880
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	255,312	253,521
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	192,463	191,128
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	34,035	32,478
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.9237%, 6/17/41ž,‡	1,450,000	1,440,409
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.2801%, 11/25/41ž,‡	1,922,000	1,929,203
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 6.1301%, 12/25/41ž,‡	243,893	243,521
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9301%, 12/25/41ž,‡	711,000	716,209
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4301%, 12/25/41ž,‡	2,186,000	2,243,375
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 8.2801%, 1/27/42ž,‡	804,000	823,998
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.1801%, 4/25/42ž,‡	64,803	65,163
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.9801%, 7/27/43ž,‡	616,781	619,160
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2134%, 9/25/43ž,‡	289,159	290,333
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/26/43ž,‡	589,488	591,188
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3301%, 1/25/44ž,‡	566,631	566,794
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4134%, 3/25/44ž,‡	360,809	361,061

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.3801%, 5/25/44ž,‡	$550,779	$550,785
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 6.2801%, 7/25/44ž,‡	414,967	414,713
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	113,196	113,336
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	483,078	491,233
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	1,452,000	1,101,844
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	158,463	160,303
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 0%, 10/15/36ž,‡	994,000	994,000
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	281,667	279,048
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	798,347	808,786
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	570,666	558,404
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	742,000	721,806
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	1,761,000	1,662,074
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	206,594	211,355
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,014,152	1,060,899
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	1,183,000	1,100,737
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.7186%, 7/20/37ž,‡	2,348,000	2,359,740
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.6936%, 4/20/34ž,‡	419,000	419,920
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	271,228	267,135
Fannie Mae REMICS, 3.0000%, 5/25/48	769,169	703,516
Fannie Mae REMICS, 3.0000%, 11/25/49	797,869	726,658
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	652,135	666,138
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	625,390	640,388
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	397,779	403,900
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	820,000	823,371
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	1,954,738	1,702,080
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	237,093	232,444
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 6.0801%, 10/25/41ž,‡	165,804	165,640
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.3801%, 9/25/41ž,‡	306,930	309,022
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6301%, 12/25/41ž,‡	1,639,000	1,653,712
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.3801%, 3/25/42ž,‡	340,034	342,308
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.3634%, 4/27/43ž,‡	327,833	332,668
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 6/25/43ž,‡	73,805	74,197
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1301%, 11/25/43ž,‡	542,678	545,393
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 5/25/44ž,‡	804,275	804,275
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	641,294	627,453
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	2,112,757	83
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	1,613,692	124
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,871,324	1,642,578
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	1,235,154	1,245,631
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	1,107,124	1,123,376
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0684%, 3/1/28ž,‡	446,000	447,493
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 5/15/41ž,‡	1,795,000	1,795,764
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	362,887
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	596,935
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2446%, 1/23/35ž,‡	380,629	382,518
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	704,000	707,793
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,520,000	1,537,787
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	329,000	316,754
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	220,890	219,148
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	590,598	591,318
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	1,213,000	1,202,606
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	830,000	820,790
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	269,422	269,378

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.6876%, 6/15/26ž,‡	$1,192,215	$1,192,910
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5236%, 3/20/30ž,‡	94,598	94,601
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	320,904	318,274
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	295,606	299,948
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	376,000	375,624
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	2,099,000	2,109,084
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	387,030	393,705
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	493,034	502,441
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,506,328	1,523,098
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.9115%, 3/15/38ž,‡	1,494,265	1,470,868
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.3115%, 3/15/38ž,‡	834,377	818,182
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.3918%, 5/16/39ž,‡	1,237,000	1,204,186
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	290,556	291,574
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	317,000	320,743
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.7080%, 10/16/37ž,‡	730,000	730,312
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5336%, 4/20/32ž,‡	1,046,424	1,046,444
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 6.6392%, 7/20/37ž,‡	1,758,667	1,758,804
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	342,000	343,877
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	663,814	620,889
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	855,802	799,000
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	480,489	429,027
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	555,647	543,592
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	890,000	894,304
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.0124%, 4/15/38ž,‡	1,418,962	1,412,904
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.5624%, 4/15/38ž,‡	800,879	795,423
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	440,053
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	573,407
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	581,573
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	872,691
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.8385%, 3/15/39ž,‡	617,000	615,656
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	153,237	151,316
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	1,140,000	1,141,899
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	584,000	584,158
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.7378%, 3/15/41ž,‡	2,142,000	2,140,487
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	121,577	119,480
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	309,785	299,765
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 0%, 10/19/37ž,‡	1,058,000	1,058,187
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	710,107	681,054
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38ž	301,000	300,953
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	931,655	865,007
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	941,392	874,412
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	491,384	427,354
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,451,975	1,259,594
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 6.8037%, 7/20/37ž,‡	503,005	503,716
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.8358%, 7/15/37ž,‡	250,000	246,297
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	309,768	276,586
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	819,981	701,475
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4260%, 10/16/28ž,‡	774,939	781,538

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5728%, 10/16/28ž,‡	$287,091	$289,054
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	684,241	705,195
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	401,055	412,821
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	790,601	784,888
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	1,456,129	1,443,900
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51ž,‡	915,550	845,101
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	1,174,772	1,166,807
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	350,457	342,638
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.8746%, 1/25/33ž,‡	809,039	809,917
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.7021%, 7/17/37ž,‡	2,137,215	2,138,884
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2436%, 1/22/35ž,‡	393,948	396,259
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.7014%, 7/15/39ž,‡	1,220,050	1,226,394
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	2,488,875	2,571,394
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	877,417	907,114
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	567,154	570,306
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	657,055	671,588
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	859,678	878,963
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,022,917	1,042,559
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	20,911	20,804
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	240,433	239,941
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	86,375	76,945
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	1,509,000	1,511,264
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.0970%, 1/17/39ž,‡	696,000	689,809
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6236%, 1/20/32ž,‡	1,053,563	1,056,073
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.9418%, 11/15/38ž,‡	144,486	143,765
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	570,090	489,046
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,125,945	1,011,887
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	1,619,000	1,619,282
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	920,808	1,015,709
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	2,921,612	3,089,792
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26ž	17,385	17,356
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	799,652	744,258
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	42,654	42,578
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	982,000	949,879
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	634,000	581,440
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.1115%, 7/15/39ž,‡	605,000	562,074
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	613,178	612,371
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.3615%, 2/15/40ž,‡	192,409	191,209
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 7.0872%, 8/15/41ž,‡	2,266,971	2,263,492
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 7.5865%, 8/15/41ž,‡	864,209	852,610
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	228,244	205,334
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	565,985	494,559
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	161,253	156,938
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	333,645	334,574
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	633,237	586,270
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	405,854	411,166
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	640,566	655,484
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	790,126	802,220
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	2,161,841	2,188,919
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	843,630	864,615
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,380,551	1,398,058
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	1,112,000	1,117,950
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,744,000	1,743,937
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $184,620,163)		183,761,438

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – 2.0%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 7.5572%, 8/4/31‡	$913,755	$911,306
Consumer Cyclical – 0.5%
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	1,913,098	1,912,295
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	956,551	956,149
		2,868,444
Consumer Non-Cyclical – 0.3%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 7/26/31‡	380,000	379,050
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 10/23/28‡	1,478,000	1,475,886
		1,854,936
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.75000%, 7.8680%, 9/19/31ƒ,‡	952,000	951,829
Industrial – 0.4%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 7.5996%, 7/30/31ƒ,‡	797,000	794,011
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 6.8454%, 1/3/29‡	2,005,874	2,003,688
		2,797,699
Insurance – 0%
Ryan Specialty LLC, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 9/15/31‡	256,000	255,439
Technology – 0%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 6.8454%, 5/9/31‡	15,869	15,866
Transportation – 0.5%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 6.6037%, 4/10/31ƒ,‡	2,953,591	2,946,207
Total Bank Loans and Mezzanine Loans (cost $12,613,966)		12,601,726
Corporate Bonds – 31.6%
Banking – 5.1%
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	1,483,000	1,676,105
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	995,000	954,970
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	975,000	1,000,301
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	669,000	704,688
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡,#	332,000	343,814
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	2,194,000	2,493,552
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	969,000	1,014,096
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	877,000	878,118
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	1,810,000	2,126,720
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,003,000	1,066,116
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	375,000	391,694
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	2,135,000	2,209,091
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	1,516,000	1,616,104
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	657,000	673,821
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	897,000	997,636
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,477,000	1,518,150
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	925,000	950,555
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	1,172,000	1,046,885
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	1,017,000	1,060,584
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	2,158,000	2,240,916
Nationwide Building Society, 5.1270%, 7/29/29ž	1,563,000	1,609,684
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	1,565,000	1,791,892
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	1,405,000	1,465,137
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	571,000	610,523
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	592,000	612,756
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	488,000	514,102
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,311,635
		32,879,645
Basic Industry – 0.1%
Novelis Corp, 3.2500%, 11/15/26ž	924,000	891,635
Brokerage – 1.7%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	2,411,000	2,524,997
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	1,487,000	1,575,566
LPL Holdings Inc, 6.7500%, 11/17/28	2,337,000	2,513,201
LPL Holdings Inc, 4.0000%, 3/15/29ž	250,000	239,280
LPL Holdings Inc, 6.0000%, 5/20/34	1,203,000	1,257,456
Nasdaq Inc, 5.3500%, 6/28/28	287,000	298,159
Nasdaq Inc, 5.5500%, 2/15/34	2,213,000	2,334,578
		10,743,237

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – 2.1%
BAE Systems PLC, 5.1250%, 3/26/29ž	$592,000	$609,127
BAE Systems PLC, 5.2500%, 3/26/31ž	222,000	230,743
Berry Global Inc, 5.8000%, 6/15/31ž	2,081,000	2,165,301
Berry Global Inc, 5.6500%, 1/15/34ž	1,749,000	1,795,567
Boeing Co, 5.1500%, 5/1/30	2,212,000	2,217,314
Boeing Co/The, 6.2980%, 5/1/29ž	1,201,000	1,263,557
Boeing Co/The, 6.3880%, 5/1/31ž	1,230,000	1,307,904
Boeing Co/The, 6.5280%, 5/1/34ž	1,184,000	1,270,746
Boeing Co/The, 6.8580%, 5/1/54ž	518,000	568,562
Boeing Co/The, 7.0080%, 5/1/64ž	676,000	744,802
Regal Rexnord Corp, 6.0500%, 4/15/28	1,072,000	1,114,578
		13,288,201
Communications – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,899,000	3,034,194
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	981,000	799,328
Meta Platforms Inc, 4.5500%, 8/15/31	427,000	436,567
Meta Platforms Inc, 4.7500%, 8/15/34	1,546,000	1,577,995
T-Mobile USA Inc, 4.8500%, 1/15/29	939,000	958,755
		6,806,839
Consumer Cyclical – 2.3%
CBRE Services Inc, 5.9500%, 8/15/34	1,489,000	1,599,142
CBRE Services Inc, 5.5000%, 4/1/29	779,000	812,368
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	1,265,000	1,285,786
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	984,000	996,296
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	346,000	374,703
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	341,000	367,379
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	700,000	756,771
General Motors Financial Co Inc, 5.7500%, 2/8/31	831,000	859,205
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	101,699
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	901,000	991,104
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	754,000	769,963
LKQ Corp, 5.7500%, 6/15/28	1,497,000	1,553,441
LKQ Corp, 6.2500%, 6/15/33	1,415,000	1,500,437
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	839,000	850,012
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	1,931,000	1,956,193
		14,774,499
Consumer Non-Cyclical – 4.7%
AbbVie Inc, 4.8000%, 3/15/29	1,033,000	1,063,118
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	987,000	1,004,964
Hasbro Inc, 6.0500%, 5/14/34	3,538,000	3,735,523
HCA Inc, 5.4500%, 4/1/31	1,942,000	2,023,375
HCA Inc, 3.6250%, 3/15/32	1,794,000	1,658,938
HCA Inc, 5.6000%, 4/1/34	1,054,000	1,098,319
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,698,000	1,816,729
IQVIA Inc, 6.2500%, 2/1/29	1,351,000	1,436,005
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	861,000	787,169
Mattel Inc, 3.7500%, 4/1/29ž	2,643,000	2,525,529
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	1,043,000	1,077,179
Polaris Inc, 6.9500%, 3/15/29	1,224,000	1,328,479
Solventum Corp, 5.4000%, 3/1/29ž	1,279,000	1,315,852
Solventum Corp, 5.4500%, 3/13/31ž	1,960,000	2,020,535
Solventum Corp, 5.6000%, 3/23/34ž	2,583,000	2,674,919
Solventum Corp, 6.0000%, 5/15/64ž	915,000	944,861
Sysco Corp, 5.7500%, 1/17/29	867,000	916,299
Universal Health Services Inc, 2.6500%, 10/15/30	1,020,000	909,738
Universal Health Services Inc, 2.6500%, 1/15/32	2,353,000	2,024,887
		30,362,418
Electric – 2.0%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,501,000	1,583,627
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	1,793,000	1,861,672
Exelon Corp, 5.4500%, 3/15/34	1,122,000	1,176,928
Georgia Power Co, 4.9500%, 5/17/33#	1,211,000	1,244,896
Georgia Power Co, 5.2500%, 3/15/34	915,000	959,271
Liberty Utilities Co, 5.8690%, 1/31/34ž	1,076,000	1,127,710

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – (continued)
Lightning Power LLC, 7.2500%, 8/15/32ž	$1,873,000	$1,969,529
Xcel Energy Inc, 5.4500%, 8/15/33	3,024,000	3,137,294
		13,060,927
Energy – 3.3%
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	1,768,000	1,783,237
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	315,000	333,598
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	873,000	931,491
DT Midstream Inc, 4.1250%, 6/15/29ž	1,683,000	1,609,859
DT Midstream Inc, 4.3750%, 6/15/31ž	973,000	921,045
DT Midstream Inc, 4.3000%, 4/15/32ž	555,000	519,327
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	174,932
EnLink Midstream LLC, 5.6500%, 9/1/34	1,891,000	1,953,919
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	2,015,000	2,080,522
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,250,000	1,334,231
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	704,000	696,499
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	1,820,000	1,883,786
Occidental Petroleum Corp, 5.2000%, 8/1/29	594,000	603,861
Occidental Petroleum Corp, 8.8750%, 7/15/30	665,000	784,418
Occidental Petroleum Corp, 6.6250%, 9/1/30	473,000	510,296
Occidental Petroleum Corp, 6.1250%, 1/1/31	837,000	883,268
Occidental Petroleum Corp, 5.3750%, 1/1/32	1,366,000	1,384,759
Occidental Petroleum Corp, 5.5500%, 10/1/34	1,247,000	1,265,935
Viper Energy Partners LP, 7.3750%, 11/1/31ž	1,396,000	1,472,325
		21,127,308
Finance Companies – 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	820,000	820,406
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.9500%, 9/10/34	669,000	665,337
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	860,000	915,176
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	1,452,000	1,476,450
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	566,000	604,807
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,677,000	1,679,197
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	405,000	421,521
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	1,815,000	1,818,948
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	611,000	644,964
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	137,368
		9,184,174
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	556,000	578,864
Insurance – 3.7%
Aon North America Inc, 5.3000%, 3/1/31	1,427,000	1,488,743
Aon North America Inc, 5.4500%, 3/1/34	2,922,000	3,067,869
Arthur J Gallagher & Co, 6.5000%, 2/15/34	652,000	727,894
Arthur J Gallagher & Co, 5.4500%, 7/15/34	1,253,000	1,305,521
Centene Corp, 4.2500%, 12/15/27	3,733,000	3,666,371
Centene Corp, 2.4500%, 7/15/28	1,586,000	1,460,587
Centene Corp, 3.0000%, 10/15/30	1,232,000	1,102,920
Health Care Service Corp, 5.2000%, 6/15/29ž	915,000	943,493
Health Care Service Corp, 5.4500%, 6/15/34ž	2,064,000	2,146,423
Health Care Service Corp, 5.8750%, 6/15/54ž	1,697,000	1,793,718
Ryan Specialty LLC, 5.8750%, 8/1/32ž	420,000	426,997
UnitedHealth Group Inc, 4.9500%, 1/15/32	2,080,000	2,151,255
UnitedHealth Group Inc, 5.1500%, 7/15/34	836,000	872,524
UnitedHealth Group Inc, 5.6250%, 7/15/54	1,369,000	1,468,665
UnitedHealth Group Inc, 5.7500%, 7/15/64	1,106,000	1,193,934
		23,816,914
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Trust I, 5.4900%, 3/15/28ž	2,070,000	2,118,233
Technology – 3.7%
Amentum Escrow Corp, 7.2500%, 8/1/32ž	1,183,000	1,234,618
Broadcom Inc, 5.0500%, 7/12/29	935,000	963,127
Broadcom Inc, 4.3500%, 2/15/30	2,160,000	2,155,790
Broadcom Inc, 5.1500%, 11/15/31	636,000	660,011
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,327,000	3,321,263
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	394,000	406,142
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	1,145,000	1,196,892
CoStar Group Inc, 2.8000%, 7/15/30ž	1,228,000	1,106,319
Fiserv Inc, 4.7500%, 3/15/30	560,000	570,800
Fiserv Inc, 5.1500%, 8/12/34	2,116,000	2,169,707
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	1,402,000	1,428,321

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Intel Corp, 2.4500%, 11/15/29	$415,000	$373,564
Intel Corp, 5.1250%, 2/10/30#	552,000	563,991
Marvell Technology Inc, 4.8750%, 6/22/28	1,537,000	1,551,908
Marvell Technology Inc, 5.7500%, 2/15/29	1,756,000	1,842,353
MSCI Inc, 4.0000%, 11/15/29ž	2,706,000	2,625,181
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	616,000	643,127
Trimble Inc, 4.9000%, 6/15/28	480,000	486,990
Trimble Inc, 6.1000%, 3/15/33	50,000	53,967
		23,354,071
Total Corporate Bonds (cost $196,336,127)		202,986,965
Mortgage-Backed Securities – 22.8%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	2,346,727	2,105,631
4.0000%, TBA, 30 Year Maturity	4,718,000	4,531,153
		6,636,784
Fannie Mae Pool:
3.0000%, 10/1/34	69,593	67,352
2.5000%, 11/1/34	108,645	102,763
3.0000%, 11/1/34	18,438	17,846
3.0000%, 12/1/34	17,312	16,755
2.5000%, 12/1/36	1,235,221	1,168,686
6.0000%, 2/1/37	51,403	54,861
4.5000%, 11/1/42	37,208	37,514
3.0000%, 1/1/43	17,286	15,959
3.0000%, 2/1/43	17,425	16,058
3.0000%, 5/1/43	128,564	118,536
5.0000%, 7/1/44	266,935	271,674
4.5000%, 10/1/44	86,054	86,720
4.5000%, 3/1/45	133,117	134,147
4.0000%, 5/1/45	38,289	37,490
4.5000%, 6/1/45	65,416	65,758
3.5000%, 1/1/48	93,765	89,031
4.0000%, 1/1/48	708,123	694,294
3.0000%, 2/1/48	75,964	70,090
4.0000%, 3/1/48	215,218	210,703
5.0000%, 5/1/48	65,357	66,302
4.0000%, 11/1/48	285,134	277,242
4.0000%, 12/1/48	43,599	42,392
4.0000%, 3/1/49	88,326	85,882
4.5000%, 6/1/49	15,940	15,873
3.0000%, 8/1/49	148,809	133,770
4.5000%, 8/1/49	25,033	24,928
3.0000%, 9/1/49	74,544	67,718
3.0000%, 9/1/49	38,611	35,425
4.5000%, 1/1/50	34,208	34,064
4.0000%, 4/1/50	119,104	115,540
3.0000%, 7/1/50	1,135,662	1,029,835
2.5000%, 8/1/50	123,501	109,069
4.0000%, 8/1/50	106,174	102,997
4.5000%, 10/1/50	573,125	571,425
4.5000%, 12/1/50	843,010	839,469
4.0000%, 3/1/51	23,061	22,423
2.0000%, 7/1/51	3,648,716	3,025,592
2.5000%, 1/1/52	850,790	745,233
3.5000%, 1/1/52	355,840	336,524
2.5000%, 2/1/52	4,372,132	3,819,931
2.5000%, 2/1/52	4,022,996	3,521,375
2.5000%, 2/1/52	1,670,152	1,451,327
3.0000%, 2/1/52	1,111,555	1,006,251
3.0000%, 2/1/52	153,443	139,058
3.5000%, 2/1/52	933,226	882,495
2.5000%, 3/1/52	1,821,572	1,588,688
2.5000%, 3/1/52	1,720,987	1,506,399
2.5000%, 3/1/52	1,716,989	1,499,032
2.5000%, 3/1/52	640,630	561,235
2.5000%, 3/1/52	142,321	124,254
2.5000%, 3/1/52	128,283	111,998
2.5000%, 3/1/52	117,878	103,180
2.5000%, 3/1/52	50,308	43,981

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 3/1/52	$644,618	$586,129
3.5000%, 3/1/52	2,257,141	2,132,362
3.5000%, 3/1/52	1,153,448	1,090,578
3.0000%, 4/1/52	557,502	507,657
3.0000%, 4/1/52	475,514	432,192
3.0000%, 4/1/52	135,490	123,027
3.5000%, 4/1/52	475,281	448,675
3.5000%, 4/1/52	324,697	306,747
3.5000%, 4/1/52	256,904	242,714
3.5000%, 4/1/52	154,519	145,869
3.5000%, 4/1/52	87,543	82,714
3.5000%, 4/1/52	83,312	78,710
4.5000%, 4/1/52	73,201	72,124
4.5000%, 4/1/52	61,956	61,044
4.5000%, 4/1/52	35,516	34,987
4.5000%, 4/1/52	32,264	31,784
4.5000%, 4/1/52	28,191	27,771
4.5000%, 4/1/52	18,154	17,884
2.5000%, 5/1/52	3,454,775	3,014,729
3.5000%, 5/1/52	242,859	229,246
4.0000%, 5/1/52	313,097	304,432
4.5000%, 5/1/52	98,331	96,868
3.0000%, 6/1/52	853,136	772,373
3.0000%, 6/1/52	156,083	141,330
3.5000%, 6/1/52	1,437,781	1,357,965
3.5000%, 6/1/52	801,935	758,039
3.0000%, 7/1/52	800,278	724,942
3.0000%, 7/1/52	652,838	591,130
3.5000%, 7/1/52	207,904	196,362
3.5000%, 7/1/52	70,066	66,225
4.5000%, 7/1/52	364,070	359,219
3.5000%, 8/1/52	137,935	130,267
5.0000%, 10/1/52	313,564	317,044
5.0000%, 10/1/52	139,826	141,227
5.0000%, 1/1/53	222,195	224,555
5.0000%, 1/1/53	72,240	72,943
5.0000%, 2/1/53	87,528	88,394
5.0000%, 3/1/53	52,594	53,038
5.5000%, 3/1/53	103,950	106,679
5.0000%, 4/1/53	102,108	102,971
5.5000%, 4/1/53	52,637	54,012
5.0000%, 5/1/53	52,016	52,456
5.5000%, 5/1/53	97,105	99,635
5.5000%, 5/1/53	50,426	51,740
5.0000%, 6/1/53	74,264	74,891
5.0000%, 6/1/53	63,071	63,604
5.5000%, 6/1/53	1,856,417	1,908,749
5.5000%, 6/1/53	29,685	30,530
4.5000%, 7/1/53	416,188	414,811
5.5000%, 7/1/53	3,609,255	3,693,909
5.5000%, 7/1/53	2,798,739	2,833,902
5.5000%, 7/1/53	85,211	87,419
5.5000%, 7/1/53	51,316	52,768
4.5000%, 8/1/53	255,880	255,033
5.0000%, 8/1/53	63,031	63,655
5.5000%, 9/1/53	1,475,331	1,515,582
5.5000%, 11/1/53	568,266	588,771
6.0000%, 1/1/54	556,282	582,927
5.5000%, 3/1/54	1,033,163	1,070,222
6.0000%, 3/1/54	474,576	495,957
6.0000%, 4/1/54	1,156,863	1,206,842
6.0000%, 5/1/54	1,736,258	1,800,936
5.0000%, 7/1/54	609,925	611,253
3.5000%, 8/1/56	1,416,251	1,313,295
3.0000%, 2/1/57	978,207	863,619
3.0000%, 6/1/57	4,644	4,098
2.5000%, 3/1/62	3,455,074	2,888,668
		66,269,374

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool:
4.0000%, 9/1/48	$87,488	$85,158
Freddie Mac Pool:
3.0000%, 5/1/31	586,067	571,929
3.0000%, 9/1/32	130,619	126,801
3.0000%, 10/1/32	39,224	38,054
3.0000%, 1/1/33	79,232	76,884
2.5000%, 12/1/33	716,917	688,480
3.0000%, 10/1/34	167,436	162,043
3.0000%, 10/1/34	84,950	82,214
2.5000%, 11/1/34	110,976	104,968
2.5000%, 11/1/34	79,522	75,216
2.5000%, 6/1/37	1,400,390	1,317,622
6.0000%, 4/1/40	74,554	79,571
4.5000%, 5/1/44	57,269	57,569
4.0000%, 2/1/46	236,819	231,748
3.5000%, 7/1/46	155,069	147,716
4.0000%, 3/1/47	54,001	52,841
3.5000%, 2/1/48	85,155	80,643
4.0000%, 4/1/48	208,147	203,336
4.5000%, 7/1/48	42,433	42,307
5.0000%, 9/1/48	11,083	11,217
4.0000%, 11/1/48	25,698	24,987
4.0000%, 12/1/48	298,844	290,576
4.5000%, 6/1/49	21,406	21,367
4.5000%, 7/1/49	169,097	168,786
4.5000%, 7/1/49	27,303	27,188
3.0000%, 8/1/49	39,449	35,462
4.5000%, 8/1/49	152,037	151,757
3.0000%, 12/1/49	106,293	96,561
3.0000%, 12/1/49	52,118	47,346
4.5000%, 1/1/50	102,193	102,005
4.5000%, 1/1/50	28,005	27,888
4.0000%, 3/1/50	301,651	293,303
2.5000%, 8/1/50	65,655	58,003
2.5000%, 8/1/50	26,459	23,367
2.5000%, 9/1/50	119,450	105,454
4.5000%, 9/1/50	883,509	880,888
2.5000%, 5/1/51	1,173,656	1,022,788
2.5000%, 8/1/51	3,206,955	2,792,731
2.5000%, 9/1/51	1,980,279	1,728,658
2.5000%, 10/1/51	2,409,862	2,102,511
2.5000%, 11/1/51	681,230	597,763
2.5000%, 1/1/52	253,711	222,495
2.5000%, 1/1/52	163,477	143,312
2.5000%, 2/1/52	391,216	342,435
2.5000%, 2/1/52	275,800	239,666
3.0000%, 2/1/52	182,508	166,017
3.0000%, 2/1/52	122,806	111,917
2.5000%, 3/1/52	2,344,856	2,042,893
2.5000%, 3/1/52	65,079	56,817
3.0000%, 3/1/52	222,080	202,307
4.5000%, 3/1/52	15,240	15,016
3.5000%, 4/1/52	377,031	356,564
3.5000%, 4/1/52	175,610	165,780
3.5000%, 4/1/52	174,829	165,043
3.5000%, 4/1/52	56,185	53,081
3.5000%, 4/1/52	51,420	48,583
2.5000%, 5/1/52	2,751,558	2,375,494
2.5000%, 5/1/52	987,090	861,809
3.0000%, 6/1/52	2,395,865	2,184,617
3.0000%, 6/1/52	1,601,944	1,449,904
3.5000%, 6/1/52	1,453,266	1,374,266
5.5000%, 9/1/52	379,231	388,320
5.0000%, 10/1/52	625,135	631,081
5.0000%, 10/1/52	19,289	19,473
5.5000%, 10/1/52	24,852	25,624
5.0000%, 1/1/53	41,545	41,980
5.0000%, 1/1/53	36,124	36,452
5.0000%, 3/1/53	154,234	155,537

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
5.0000%, 3/1/53	$152,267	$153,554
5.0000%, 4/1/53	182,670	183,159
5.0000%, 5/1/53	373,699	376,856
5.0000%, 5/1/53	207,519	209,272
5.0000%, 5/1/53	39,986	40,324
5.5000%, 5/1/53	335,561	342,181
5.5000%, 5/1/53	217,483	223,150
5.0000%, 6/1/53	793,980	800,687
5.0000%, 6/1/53	138,341	138,264
5.0000%, 6/1/53	129,235	129,150
5.0000%, 6/1/53	110,496	110,434
5.0000%, 6/1/53	52,464	52,429
5.5000%, 6/1/53	494,560	507,445
5.5000%, 6/1/53	133,464	135,134
5.5000%, 6/1/53	110,121	111,497
5.5000%, 6/1/53	105,692	107,014
5.5000%, 6/1/53	85,317	86,373
5.5000%, 7/1/53	381,998	391,898
5.5000%, 7/1/53	260,310	263,565
5.5000%, 7/1/53	220,477	226,191
5.5000%, 9/1/53	403,590	417,904
6.0000%, 9/1/53	3,147,602	3,264,626
6.0000%, 9/1/53	946,136	991,536
6.0000%, 10/1/53	1,767,136	1,815,661
6.5000%, 11/1/53	1,011,622	1,063,256
5.5000%, 4/1/54	276,178	286,290
6.0000%, 4/1/54	1,271,799	1,319,175
5.0000%, 5/1/54	64,047	64,186
		42,438,242
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	4,644,370	4,084,278
3.5000%, TBA, 30 Year Maturity	5,935,736	5,569,679
4.0000%, TBA, 30 Year Maturity	2,347,727	2,269,278
4.5000%, TBA, 30 Year Maturity	664,009	655,241
5.0000%, TBA, 30 Year Maturity	982,425	984,046
		13,562,522
Ginnie Mae I Pool:
4.0000%, 1/15/45	831,716	826,129
4.5000%, 8/15/46	1,060,377	1,059,147
4.0000%, 8/15/47	38,150	37,257
4.0000%, 11/15/47	34,089	33,179
4.0000%, 12/15/47	106,469	103,626
		2,059,338
Ginnie Mae II Pool:
3.0000%, 11/20/46	1,871,384	1,720,867
4.0000%, 8/20/47	105,949	103,518
4.0000%, 8/20/47	26,092	25,494
4.0000%, 8/20/47	10,000	9,771
4.5000%, 2/20/48	129,564	129,517
4.0000%, 5/20/48	166,454	162,358
4.5000%, 5/20/48	136,530	136,285
4.5000%, 5/20/48	43,196	43,113
4.0000%, 6/20/48	246,433	240,371
5.0000%, 8/20/48	210,212	212,702
3.5000%, 5/20/49	2,460,436	2,322,793
2.5000%, 3/20/51	2,366,378	2,085,001
3.0000%, 4/20/51	1,262,404	1,150,596
3.0000%, 7/20/51	1,184,581	1,079,117
3.0000%, 8/20/51	3,246,917	2,957,339
2.5000%, 1/20/52	2,924,828	2,521,381
		14,900,223
Total Mortgage-Backed Securities (cost $146,301,545)		145,951,641
United States Treasury Notes/Bonds – 11.6%
4.6250%, 6/30/26	4,122,000	4,185,440
3.5000%, 9/30/26	3,087,000	3,078,439
3.3750%, 9/15/27	4,567,000	4,543,808
3.5000%, 9/30/29	15,211,000	15,165,842
3.6250%, 9/30/31	2,232,000	2,227,815
3.8750%, 8/15/34	20,259,800	20,402,252

	Shares or Principal Amounts	Value
United States Treasury Notes/Bonds – (continued)
4.1250%, 8/15/44	$15,191,000	$15,072,320
4.6250%, 5/15/54	8,914,000	9,668,905
Total United States Treasury Notes/Bonds (cost $73,958,626)		74,344,821
Investment Companies – 7.9%
Money Markets – 7.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $50,936,276)	50,927,661	50,937,847
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	304,992	304,992
Time Deposits – 0%
Royal Bank of Canada, 4.8100%, 10/1/24	$76,248	76,248
Total Investments Purchased with Cash Collateral from Securities Lending (cost $381,240)		381,240
Total Investments (total cost $665,147,943) – 104.6%		670,965,678
Liabilities, net of Cash, Receivables and Other Assets – (4.6)%		(29,523,262)
Net Assets – 100%		$641,442,416

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$655,805,764	97.7%
United Kingdom	5,334,987	0.8
Ireland	3,164,940	0.5
France	2,534,135	0.4
Luxembourg	1,912,295	0.3
Canada	1,603,034	0.2
Japan	610,523	0.1
Total	$670,965,678	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 7.9%
Money Markets - 7.9%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$53,613,853	$259,300,437	$(261,976,145)	$1,933	$(2,231)	$50,937,847	50,927,661	$1,820,123
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	13,649,589	56,645,411	(69,990,008)	-	-	304,992	304,992	94,616 ∆
Total Affiliated Investments - 8.0%
	$67,263,442	$315,945,848	$(331,966,153)	$1,933	$(2,231)	$51,242,839	51,232,653	$1,914,739

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	119	1/6/25	$24,780,820	$61,667
5 Year US Treasury Note	1,163	1/6/25	127,793,712	92,365
Ultra Long Term US Treasury Bond	85	12/31/24	11,312,969	(51,396)
US Treasury Long Bond	470	12/31/24	58,368,125	(311,339)
Total - Futures Long				(208,703)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Short:
10 Year US Treasury Note	57	12/31/24	$(6,514,031)	$45,375
Ultra 10-Year Treasury Note	305	12/31/24	(36,080,547)	93,889
Total - Futures Short				139,264
Total				$(69,439)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Futures contracts:
Average notional amount of contracts - long	$254,939,519
Average notional amount of contracts - short	38,285,386

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $252,109,529, which represents 39.3% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$183,761,438	$-
Bank Loans and Mezzanine Loans	-	12,601,726	-
Corporate Bonds	-	202,986,965	-
Mortgage-Backed Securities	-	145,951,641	-
United States Treasury Notes/Bonds	-	74,344,821	-
Investment Companies	-	50,937,847	-
Investments Purchased with Cash Collateral from Securities Lending	-	381,240	-
Total Investments in Securities	$-	$670,965,678	$-
Other Financial Instruments(a):
Futures Contracts	293,296	-	-
Total Assets	$293,296	$670,965,678	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$362,735	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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